Revenue (Details) R in Millions	12 Months Ended
	Jun. 30, 2022 ZAR (R) kg	Jun. 30, 2021 ZAR (R) kg	Jun. 30, 2020 ZAR (R) kg
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R 41,677	R 43,632	R 30,642
Consideration from streaming contract	471	397	0
Hedging gain/(loss)	R 497	R (2,296)	R (1,397)
Percentage Gold Price Change	(2.00%)	17.00%
Percentage Silver Production Change	(12.00%)	31.00%
Production Of Silver Proved Reserves | kg	59,489	67,295	97,332
Percentage Uranium Production Change	11.00%	10.00%
Percentage Uranium Price Change	50.00%	15.00%
Production Of Uranium Proved Reserves | kg	167,696	150,778	137,298
Percentage Silver Price Change	(10.00%)	49.00%
Percentage Gold Production Change	(3.00%)
production Of Gold Proved Reserves | kg	46,236	47,755
Total revenue	R 42,645	R 41,733	R 29,245
Mponeng operations and related assets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		7,500
Gold (a)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	40,774	42,597	29,704
Silver
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	663	857	839
Uranium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R 240	R 178	R 99